American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2023

VP Balanced - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.8%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	5,114	2,417,541
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	9,850	1,910,802
Automobile Components — 0.5%
Aptiv PLC(1)	15,219	1,707,420
Automobiles — 0.6%
Tesla, Inc.(1)	9,889	2,051,572
Banks — 1.7%
Bank of America Corp.	64,335	1,839,981
JPMorgan Chase & Co.	21,804	2,841,279
Regions Financial Corp.	51,702	959,589
		5,640,849
Beverages — 1.0%
PepsiCo, Inc.	18,756	3,419,219
Biotechnology — 1.5%
AbbVie, Inc.	15,726	2,506,252
Amgen, Inc.	5,880	1,421,490
Vertex Pharmaceuticals, Inc.(1)	3,567	1,123,855
		5,051,597
Broadline Retail — 1.6%
Amazon.com, Inc.(1)	40,525	4,185,827
Target Corp.	7,337	1,215,228
		5,401,055
Building Products — 1.0%
Johnson Controls International PLC	36,128	2,175,628
Masco Corp.	19,500	969,540
		3,145,168
Capital Markets — 2.6%
Ameriprise Financial, Inc.	4,077	1,249,601
BlackRock, Inc.	2,337	1,563,733
Charles Schwab Corp.	8,929	467,701
Intercontinental Exchange, Inc.	9,528	993,675
Morgan Stanley	35,248	3,094,774
S&P Global, Inc.	3,463	1,193,939
		8,563,423
Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,218	1,211,452
Ecolab, Inc.	5,654	935,907
Linde PLC	8,112	2,883,329
		5,030,688
Communications Equipment — 1.2%
Cisco Systems, Inc.	75,609	3,952,461
Consumer Finance — 0.3%
American Express Co.	6,581	1,085,536
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	2,602	1,292,856
Kroger Co.	28,958	1,429,656
Sysco Corp.	28,661	2,213,489
		4,936,001

Containers and Packaging — 0.3%
Ball Corp.	18,893	1,041,193
Distributors — 0.2%
LKQ Corp.	12,433	705,697
Diversified REITs — 1.6%
Prologis, Inc.	33,921	4,232,323
SBA Communications Corp.	3,899	1,017,912
		5,250,235
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	68,953	2,681,582
Electric Utilities — 1.2%
NextEra Energy, Inc.	51,310	3,954,975
Electrical Equipment — 0.6%
Eaton Corp. PLC	9,676	1,657,886
Generac Holdings, Inc.(1)	2,401	259,332
		1,917,218
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	10,538	2,053,751
Keysight Technologies, Inc.(1)	10,967	1,770,951
		3,824,702
Energy Equipment and Services — 1.3%
Schlumberger NV	84,931	4,170,112
Entertainment — 0.8%
Electronic Arts, Inc.	6,294	758,112
Liberty Media Corp.-Liberty Formula One, Class C(1)	5,362	401,238
Walt Disney Co.(1)	14,881	1,490,035
		2,649,385
Food Products — 0.6%
Mondelez International, Inc., Class A	26,072	1,817,740
Vital Farms, Inc.(1)	8,510	130,203
		1,947,943
Ground Transportation — 0.7%
Norfolk Southern Corp.	4,828	1,023,536
Uber Technologies, Inc.(1)	15,543	492,713
Union Pacific Corp.	3,219	647,856
		2,164,105
Health Care Equipment and Supplies — 0.1%
ResMed, Inc.	1,913	418,928
Health Care Providers and Services — 2.8%
Cigna Group	10,421	2,662,878
CVS Health Corp.	22,440	1,667,516
Humana, Inc.	2,086	1,012,670
UnitedHealth Group, Inc.	8,590	4,059,548
		9,402,612
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	4,814	598,862
Booking Holdings, Inc.(1)	441	1,169,713
Chipotle Mexican Grill, Inc.(1)	305	521,028
		2,289,603
Household Products — 0.9%
Colgate-Palmolive Co.	11,307	849,721
Procter & Gamble Co.	13,628	2,026,347
		2,876,068
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	9,186	1,755,628

Insurance — 1.3%
Marsh & McLennan Cos., Inc.	9,722	1,619,199
Prudential Financial, Inc.	14,430	1,193,938
Travelers Cos., Inc.	9,518	1,631,481
		4,444,618
Interactive Media and Services — 3.2%
Alphabet, Inc., Class A(1)	76,660	7,951,942
Alphabet, Inc., Class C(1)	1,052	109,408
Meta Platforms, Inc., Class A(1)	12,844	2,722,157
		10,783,507
IT Services — 2.5%
Accenture PLC, Class A	7,582	2,167,012
Mastercard, Inc., Class A	6,893	2,504,985
Visa, Inc., Class A	16,442	3,707,013
		8,379,010
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	14,558	2,013,954
Danaher Corp.	7,063	1,780,158
Thermo Fisher Scientific, Inc.	3,743	2,157,353
		5,951,465
Machinery — 1.3%
Cummins, Inc.	6,903	1,648,989
Deere & Co.	2,314	955,404
Parker-Hannifin Corp.	2,433	817,756
Xylem, Inc.	9,658	1,011,192
		4,433,341
Oil, Gas and Consumable Fuels — 1.2%
ConocoPhillips	41,369	4,104,219
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	37,020	2,565,856
Eli Lilly & Co.	2,307	792,270
Merck & Co., Inc.	18,940	2,015,027
Novo Nordisk A/S, B Shares	8,611	1,367,610
Zoetis, Inc.	9,943	1,654,913
		8,395,676
Semiconductors and Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.(1)	17,092	1,675,187
Analog Devices, Inc.	13,137	2,590,879
Applied Materials, Inc.	20,169	2,477,358
ASML Holding NV	2,056	1,401,057
GLOBALFOUNDRIES, Inc.(1)	8,314	600,105
NVIDIA Corp.	16,547	4,596,260
		13,340,846
Software — 6.2%
Adobe, Inc.(1)	1,427	549,923
Cadence Design Systems, Inc.(1)	4,570	960,111
Microsoft Corp.	54,952	15,842,662
Salesforce, Inc.(1)	8,857	1,769,451
ServiceNow, Inc.(1)	1,191	553,481
Workday, Inc., Class A(1)	3,877	800,756
		20,476,384
Specialty Retail — 1.8%
Home Depot, Inc.	10,767	3,177,557
TJX Cos., Inc.	26,125	2,047,155

Tractor Supply Co.	3,156	741,786
		5,966,498
Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	58,138	9,586,956
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	2,347	1,055,094
NIKE, Inc., Class B	6,074	744,915
		1,800,009
TOTAL COMMON STOCKS (Cost $170,398,463)		199,025,847
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.87%), 7/1/36	$2,910	2,938
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	8,417	8,608
FHLMC, VRN, 3.95%, (1-year H15T1Y plus 2.26%), 4/1/37	10,222	10,454
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	2,805	2,776
FHLMC, VRN, 3.02%, (12-month LIBOR plus 1.63%), 1/1/44	9,686	9,696
FHLMC, VRN, 3.54%, (12-month LIBOR plus 1.60%), 6/1/45	12,107	12,212
FHLMC, VRN, 3.77%, (12-month LIBOR plus 1.63%), 8/1/46	33,202	33,395
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	25,599	24,917
FNMA, VRN, 5.18%, (6-month LIBOR plus 1.57%), 6/1/35	4,321	4,353
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	4,204	4,227
FNMA, VRN, 4.01%, (1-year H15T1Y plus 2.15%), 3/1/38	10,303	10,544
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	21,410	20,690
		144,810
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.4%
FHLMC, 2.50%, 3/1/42	551,123	488,861
FHLMC, 3.00%, 1/1/50	618,030	556,663
FHLMC, 3.50%, 5/1/50	117,383	110,068
FHLMC, 2.50%, 5/1/51	759,409	658,868
FHLMC, 3.50%, 5/1/51	777,341	730,068
FHLMC, 3.00%, 7/1/51	362,102	326,087
FHLMC, 2.00%, 8/1/51	908,375	753,539
FHLMC, 2.00%, 8/1/51	637,631	529,047
FHLMC, 2.50%, 8/1/51	978,813	845,688
FHLMC, 4.00%, 8/1/51	280,264	270,572
FHLMC, 2.50%, 10/1/51	332,325	290,057
FHLMC, 2.50%, 12/1/51	234,569	202,733
FHLMC, 3.00%, 12/1/51	519,114	467,173
FHLMC, 3.00%, 2/1/52	353,244	318,659
FHLMC, 3.50%, 5/1/52	487,428	457,206
FHLMC, 4.00%, 5/1/52	572,986	548,740
FHLMC, 4.00%, 5/1/52	536,637	517,728
FHLMC, 5.00%, 7/1/52	285,476	288,745
FHLMC, 4.50%, 10/1/52	1,051,633	1,033,975
FHLMC, 4.50%, 10/1/52	641,509	629,104
FHLMC, 6.00%, 11/1/52	1,262,204	1,297,324
FHLMC, 5.50%, 12/1/52	196,966	199,572
FNMA, 3.50%, 3/1/34	12,377	12,021
FNMA, 2.00%, 5/1/36	352,042	318,172
FNMA, 2.00%, 1/1/37	455,523	411,518
FNMA, 4.50%, 9/1/41	11,959	12,007
FNMA, 2.50%, 3/1/42	520,041	460,005
FNMA, 3.50%, 5/1/42	145,309	138,770
FNMA, 2.50%, 6/1/42	438,471	388,937

FNMA, 3.50%, 6/1/42	34,052	32,519
FNMA, 2.50%, 4/1/50	447,974	387,807
FNMA, 2.50%, 6/1/50	485,032	421,243
FNMA, 4.00%, 5/1/51	764,357	740,270
FNMA, 3.00%, 6/1/51	58,838	53,635
FNMA, 2.50%, 9/1/51	706,588	610,181
FNMA, 2.50%, 12/1/51	713,416	616,385
FNMA, 2.50%, 2/1/52	237,975	206,338
FNMA, 3.00%, 2/1/52	513,108	462,867
FNMA, 2.00%, 3/1/52	1,140,520	946,903
FNMA, 2.50%, 3/1/52	513,058	445,483
FNMA, 3.00%, 3/1/52	610,435	553,516
FNMA, 3.00%, 4/1/52	213,315	192,430
FNMA, 3.50%, 4/1/52	271,337	252,432
FNMA, 4.00%, 4/1/52	578,152	557,243
FNMA, 4.00%, 4/1/52	307,326	296,592
FNMA, 4.00%, 4/1/52	194,412	186,439
FNMA, 2.50%, 5/1/52	909,884	786,395
FNMA, 3.00%, 5/1/52	424,603	385,604
FNMA, 3.50%, 5/1/52	893,605	832,977
FNMA, 3.50%, 5/1/52	854,203	802,909
FNMA, 3.50%, 5/1/52	743,514	692,101
FNMA, 4.00%, 5/1/52	784,890	751,739
FNMA, 3.00%, 6/1/52	184,765	167,794
FNMA, 4.50%, 7/1/52	567,590	556,881
FNMA, 5.00%, 8/1/52	1,338,071	1,338,271
FNMA, 4.50%, 9/1/52	363,909	361,829
FNMA, 5.00%, 9/1/52	398,098	402,468
FNMA, 5.50%, 10/1/52	663,556	670,850
FNMA, 5.50%, 1/1/53	1,085,524	1,097,990
FNMA, 6.50%, 1/1/53	1,120,279	1,157,096
GNMA, 7.00%, 4/20/26	1,944	1,967
GNMA, 7.50%, 8/15/26	1,492	1,515
GNMA, 6.50%, 5/15/28	559	576
GNMA, 6.50%, 5/15/28	151	156
GNMA, 7.00%, 5/15/31	7,147	7,504
GNMA, 5.50%, 11/15/32	13,304	13,728
GNMA, 4.50%, 1/15/40	11,622	11,737
GNMA, 4.50%, 6/15/41	20,376	20,597
GNMA, 3.50%, 3/15/46	190,312	185,187
GNMA, 3.00%, 4/20/50	218,166	200,660
GNMA, 3.00%, 5/20/50	222,605	204,623
GNMA, 3.00%, 6/20/50	333,759	307,229
GNMA, 3.00%, 7/20/50	589,580	541,648
GNMA, 2.00%, 10/20/50	1,779,488	1,524,392
GNMA, 2.50%, 11/20/50	725,945	627,222
GNMA, 2.50%, 2/20/51	691,379	611,896
GNMA, 3.50%, 6/20/51	548,672	518,551
GNMA, 2.50%, 9/20/51	445,868	392,887
GNMA, 2.50%, 12/20/51	723,286	637,301
GNMA, 5.50%, TBA	1,156,000	1,168,215
UMBS, 6.00%, TBA	666,000	679,398
		37,886,083
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $38,971,336)		38,030,893

U.S. TREASURY SECURITIES — 10.3%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	116,732
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	494,521
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	675,727
U.S. Treasury Bonds, 3.75%, 8/15/41	100,000	99,932
U.S. Treasury Bonds, 2.00%, 11/15/41	500,000	377,764
U.S. Treasury Bonds, 3.125%, 11/15/41	100,000	91,238
U.S. Treasury Bonds, 2.375%, 2/15/42	100,000	80,471
U.S. Treasury Bonds, 3.00%, 5/15/42	400,000	355,523
U.S. Treasury Bonds, 3.25%, 5/15/42	800,000	738,563
U.S. Treasury Bonds, 3.375%, 8/15/42	1,500,000	1,409,062
U.S. Treasury Bonds, 4.00%, 11/15/42	1,100,000	1,130,250
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	259,447
U.S. Treasury Bonds, 3.75%, 11/15/43	200,000	197,715
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	479,238
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	174,207
U.S. Treasury Bonds, 3.375%, 11/15/48	100,000	93,598
U.S. Treasury Bonds, 2.875%, 5/15/49	100,000	85,633
U.S. Treasury Bonds, 2.25%, 8/15/49	300,000	225,773
U.S. Treasury Bonds, 2.375%, 11/15/49	1,000,000	773,203
U.S. Treasury Bonds, 1.25%, 5/15/50	100,000	58,195
U.S. Treasury Bonds, 2.375%, 5/15/51	300,000	230,490
U.S. Treasury Bonds, 3.00%, 8/15/52	400,000	351,500
U.S. Treasury Bonds, 4.00%, 11/15/52	2,900,000	3,078,531
U.S. Treasury Notes, 1.00%, 12/15/24(2)	1,000,000	947,910
U.S. Treasury Notes, 4.625%, 2/28/25	3,000,000	3,029,414
U.S. Treasury Notes, 3.50%, 9/15/25	1,000,000	990,645
U.S. Treasury Notes, 4.50%, 11/15/25	2,000,000	2,029,883
U.S. Treasury Notes, 4.00%, 12/15/25	2,500,000	2,509,885
U.S. Treasury Notes, 3.875%, 1/15/26	200,000	200,086
U.S. Treasury Notes, 4.625%, 3/15/26	800,000	818,281
U.S. Treasury Notes, 1.625%, 10/31/26	1,300,000	1,208,061
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	651,984
U.S. Treasury Notes, 3.875%, 11/30/27	1,500,000	1,515,850
U.S. Treasury Notes, 4.00%, 2/29/28	1,500,000	1,527,246
U.S. Treasury Notes, 1.25%, 4/30/28	800,000	712,547
U.S. Treasury Notes, 1.25%, 6/30/28	1,100,000	976,658
U.S. Treasury Notes, 1.50%, 11/30/28	1,200,000	1,070,742
U.S. Treasury Notes, 1.875%, 2/28/29	600,000	545,262
U.S. Treasury Notes, 2.875%, 4/30/29	300,000	288,111
U.S. Treasury Notes, 3.875%, 11/30/29	200,000	203,516
U.S. Treasury Notes, 3.875%, 12/31/29	500,000	509,141
U.S. Treasury Notes, 3.50%, 1/31/30	1,000,000	996,094
U.S. Treasury Notes, 3.625%, 3/31/30	1,430,000	1,437,144
U.S. Treasury Notes, 4.125%, 11/15/32	200,000	210,188
U.S. Treasury Notes, 3.875%, 2/15/43	200,000	201,828
TOTAL U.S. TREASURY SECURITIES (Cost $35,281,559)		34,157,789
CORPORATE BONDS — 8.9%
Aerospace and Defense — 0.2%
Boeing Co., 5.81%, 5/1/50	128,000	129,031
Lockheed Martin Corp., 5.25%, 1/15/33	75,000	80,162
Northrop Grumman Corp., 5.15%, 5/1/40	18,000	18,236
Northrop Grumman Corp., 4.95%, 3/15/53	36,000	35,943
Raytheon Technologies Corp., 4.125%, 11/16/28	210,000	207,189

Raytheon Technologies Corp., 3.125%, 7/1/50	100,000	74,711
Raytheon Technologies Corp., 5.375%, 2/27/53	100,000	105,398
		650,670
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	115,000	89,545
Automobiles — 0.2%
General Motors Co., 5.15%, 4/1/38	41,000	37,020
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	259,567
General Motors Financial Co., Inc., 2.40%, 10/15/28	99,000	84,760
Toyota Motor Credit Corp., 4.625%, 1/12/28	280,000	284,049
		665,396
Banks — 1.5%
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	174,786
Bank of America Corp., VRN, 1.73%, 7/22/27	340,000	305,160
Bank of America Corp., VRN, 2.88%, 10/22/30	561,000	488,433
Bank of America Corp., VRN, 2.57%, 10/20/32	95,000	77,711
Bank of America Corp., VRN, 4.57%, 4/27/33	90,000	85,738
Bank of America Corp., VRN, 2.48%, 9/21/36	120,000	91,217
BNP Paribas SA, VRN, 5.125%, 1/13/29(3)	125,000	125,355
Citigroup, Inc., VRN, 3.07%, 2/24/28	169,000	157,288
Citigroup, Inc., VRN, 3.67%, 7/24/28	245,000	232,290
Citigroup, Inc., VRN, 3.52%, 10/27/28	179,000	167,459
Citigroup, Inc., VRN, 4.41%, 3/31/31	65,000	61,755
Citigroup, Inc., VRN, 3.06%, 1/25/33	240,000	203,279
Commonwealth Bank of Australia, 5.32%, 3/13/26	250,000	254,396
Credit Agricole SA, 5.30%, 7/12/28(3)	250,000	253,637
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	200,000	195,892
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	280,000	228,822
HSBC Holdings PLC, VRN, 6.33%, 3/9/44	105,000	111,157
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	136,000	122,295
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	241,000	223,602
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	224,000	194,523
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	190,000	160,009
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	207,000	208,866
PNC Financial Services Group, Inc., VRN, 5.07%, 1/24/34	185,000	182,652
Royal Bank of Canada, 6.00%, 11/1/27	175,000	182,639
Societe Generale SA, VRN, 6.69%, 1/10/34(3)	148,000	151,534
Toronto-Dominion Bank, 2.45%, 1/12/32	110,000	91,281
Toronto-Dominion Bank, 4.46%, 6/8/32	59,000	57,490
Truist Financial Corp., VRN, 5.12%, 1/26/34	85,000	82,966
Wells Fargo & Co., VRN, 4.54%, 8/15/26	82,000	80,565
		4,952,797
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	165,000	161,460
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	35,000	34,249
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	240,000	245,228
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	60,000	56,912
PepsiCo, Inc., 3.90%, 7/18/32	48,000	46,942
		544,791
Biotechnology — 0.3%
AbbVie, Inc., 3.20%, 11/21/29	290,000	269,238
AbbVie, Inc., 4.40%, 11/6/42	200,000	182,945
Amgen, Inc., 4.05%, 8/18/29	315,000	304,162
Amgen, Inc., 5.25%, 3/2/33	118,000	121,298
Amgen, Inc., 5.60%, 3/2/43	145,000	149,502

Amgen, Inc., 5.65%, 3/2/53	140,000	145,840
		1,172,985
Broadline Retail†
Amazon.com, Inc., 4.60%, 12/1/25	35,000	35,303
Amazon.com, Inc., 4.55%, 12/1/27	60,000	60,939
		96,242
Building Products†
Trane Technologies Financing Ltd., 5.25%, 3/3/33	57,000	58,962
Capital Markets — 0.8%
Ameriprise Financial, Inc., 5.15%, 5/15/33	155,000	154,693
CME Group, Inc., 2.65%, 3/15/32	12,000	10,424
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	197,286
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	208,000	201,386
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	245,000	219,459
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	252,000	225,378
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	36,000	33,847
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	195,000	155,908
Golub Capital BDC, Inc., 2.50%, 8/24/26	59,000	50,655
Morgan Stanley, VRN, 1.16%, 10/21/25	198,000	185,029
Morgan Stanley, VRN, 2.63%, 2/18/26	402,000	381,837
Morgan Stanley, VRN, 5.12%, 2/1/29	45,000	45,393
Morgan Stanley, VRN, 2.70%, 1/22/31	240,000	206,866
Morgan Stanley, VRN, 2.51%, 10/20/32	105,000	86,091
Owl Rock Capital Corp., 3.40%, 7/15/26	25,000	22,110
Owl Rock Core Income Corp., 3.125%, 9/23/26	64,000	55,619
State Street Corp., VRN, 5.82%, 11/4/28	90,000	93,955
UBS Group AG, VRN, 1.49%, 8/10/27(3)	420,000	362,110
		2,688,046
Chemicals†
CF Industries, Inc., 5.15%, 3/15/34	64,000	61,422
CF Industries, Inc., 4.95%, 6/1/43	80,000	69,133
		130,555
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	115,000	99,680
Republic Services, Inc., 5.00%, 4/1/34	36,000	36,701
Waste Connections, Inc., 3.20%, 6/1/32	142,000	126,660
Waste Management, Inc., 4.625%, 2/15/30	40,000	40,039
Waste Management, Inc., 2.50%, 11/15/50	100,000	65,104
		368,184
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	165,000	131,097
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	116,000	95,109
Consumer Staples Distribution & Retail — 0.1%
Sysco Corp., 5.95%, 4/1/30	173,000	183,549
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	157,000	142,456
WRKCo, Inc., 3.00%, 9/15/24	72,000	69,722
		212,178
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	89,516
Novant Health, Inc., 3.17%, 11/1/51	85,000	61,554
Pepperdine University, 3.30%, 12/1/59	105,000	76,493
		227,563

Diversified REITs — 0.1%
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	150,000	145,711
Healthpeak OP LLC, 5.25%, 12/15/32	63,000	63,257
		208,968
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.50%, 5/15/35	142,000	133,087
AT&T, Inc., 4.90%, 8/15/37	127,000	121,605
AT&T, Inc., 4.55%, 3/9/49	80,000	69,898
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	200,000	173,747
Telefonica Emisiones SA, 4.90%, 3/6/48	320,000	266,674
Verizon Communications, Inc., 4.27%, 1/15/36	140,000	129,949
Verizon Communications, Inc., 4.81%, 3/15/39	55,000	52,556
		947,516
Electric Utilities — 0.8%
AEP Texas, Inc., 2.10%, 7/1/30	130,000	108,122
Baltimore Gas & Electric Co., 2.25%, 6/15/31	81,000	68,401
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	60,000	61,307
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	140,000	138,835
Commonwealth Edison Co., 5.30%, 2/1/53	96,000	100,425
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	46,370
Duke Energy Corp., 2.55%, 6/15/31	60,000	50,264
Duke Energy Corp., 5.00%, 8/15/52	80,000	74,548
Duke Energy Florida LLC, 1.75%, 6/15/30	120,000	99,206
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	25,337
Duke Energy Florida LLC, 5.95%, 11/15/52	50,000	55,729
Duke Energy Indiana LLC, 5.40%, 4/1/53	23,000	23,459
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	131,211
Duke Energy Progress LLC, 4.15%, 12/1/44	115,000	99,580
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	38,940
Evergy Kansas Central, Inc., 5.70%, 3/15/53	24,000	25,229
Exelon Corp., 5.15%, 3/15/28	80,000	81,463
Florida Power & Light Co., 2.45%, 2/3/32	84,000	71,789
Florida Power & Light Co., 4.125%, 2/1/42	69,000	60,935
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	100,814
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	150,000	151,111
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	120,000	120,418
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	57,000	56,287
Northern States Power Co., 3.20%, 4/1/52	90,000	66,213
Pacific Gas & Electric Co., 6.15%, 1/15/33	37,000	38,019
Pacific Gas & Electric Co., 4.20%, 6/1/41	55,000	43,468
Pacific Gas & Electric Co., 6.70%, 4/1/53	12,000	12,359
PacifiCorp, 3.30%, 3/15/51	100,000	73,942
PECO Energy Co., 4.375%, 8/15/52	130,000	117,942
Public Service Co. of Colorado, 1.875%, 6/15/31	108,000	88,311
Public Service Co. of Colorado, 5.25%, 4/1/53(4)	70,000	71,410
Public Service Electric & Gas Co., 3.10%, 3/15/32	102,000	91,227
Public Service Electric & Gas Co., 4.65%, 3/15/33	82,000	82,398
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	140,000	111,659
Union Electric Co., 3.90%, 4/1/52	84,000	70,695
Xcel Energy, Inc., 3.40%, 6/1/30	120,000	109,666
Xcel Energy, Inc., 4.60%, 6/1/32	48,000	46,639
		2,813,728
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30	120,000	106,147

Entertainment†
Warnermedia Holdings, Inc., 3.76%, 3/15/27(3)	78,000	73,521
Warnermedia Holdings, Inc., 5.05%, 3/15/42(3)	52,000	43,541
		117,062
Financial Services — 0.1%
Block Financial LLC, 3.875%, 8/15/30	238,000	204,842
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(3)	197,000	156,017
Kraft Heinz Foods Co., 3.875%, 5/15/27	120,000	117,262
Kraft Heinz Foods Co., 5.00%, 6/4/42	132,000	126,714
Kraft Heinz Foods Co., 5.20%, 7/15/45	62,000	60,172
Mondelez International, Inc., 2.625%, 3/17/27	120,000	112,260
Nestle Holdings, Inc., 4.85%, 3/14/33(3)	150,000	157,013
		729,438
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(3)	150,000	147,646
Ashtead Capital, Inc., 5.55%, 5/30/33(3)	200,000	197,816
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	105,000	93,931
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	53,599
CSX Corp., 4.25%, 3/15/29	110,000	108,747
Norfolk Southern Corp., 4.55%, 6/1/53	80,000	72,083
Union Pacific Corp., 3.55%, 8/15/39	160,000	136,089
United Rentals North America, Inc., 6.00%, 12/15/29(3)	65,000	65,957
		875,868
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	88,000	78,805
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(3)	280,000	289,574
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	310,000	293,131
		661,510
Health Care Providers and Services — 0.6%
Centene Corp., 2.45%, 7/15/28	190,000	165,471
Centene Corp., 4.625%, 12/15/29	85,000	79,997
Centene Corp., 3.375%, 2/15/30	136,000	118,775
CVS Health Corp., 5.25%, 2/21/33	143,000	146,003
CVS Health Corp., 4.78%, 3/25/38	30,000	28,620
CVS Health Corp., 5.05%, 3/25/48	155,000	145,153
CVS Health Corp., 5.625%, 2/21/53	195,000	197,784
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	26,034
Elevance Health, Inc., 5.125%, 2/15/53	61,000	60,823
HCA, Inc., 2.375%, 7/15/31	95,000	76,742
Humana, Inc., 2.15%, 2/3/32	188,000	152,538
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	74,013
Roche Holdings, Inc., 2.61%, 12/13/51(3)	200,000	139,898
UnitedHealth Group, Inc., 5.35%, 2/15/33	130,000	138,285
UnitedHealth Group, Inc., 4.50%, 4/15/33	120,000	119,363
UnitedHealth Group, Inc., 5.875%, 2/15/53	95,000	106,948
UnitedHealth Group, Inc., 5.05%, 4/15/53	120,000	121,456
Universal Health Services, Inc., 1.65%, 9/1/26	147,000	129,470
Universal Health Services, Inc., 2.65%, 10/15/30	150,000	120,383
		2,147,756
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	80,000	70,192
Starbucks Corp., 4.75%, 2/15/26	155,000	155,976
		226,168

Household Durables†
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	86,137
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	150,000	124,387
Clorox Co., 4.60%, 5/1/32	134,000	133,370
		257,757
Insurance — 0.1%
Allstate Corp., 5.25%, 3/30/33	70,000	70,831
Five Corners Funding Trust III, 5.79%, 2/15/33(3)	72,000	73,963
MetLife, Inc., 5.25%, 1/15/54	71,000	69,272
		214,066
IT Services — 0.1%
International Business Machines Corp., 3.30%, 5/15/26	125,000	120,620
International Business Machines Corp., 4.75%, 2/6/33	180,000	179,011
		299,631
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51	115,000	80,388
Machinery — 0.1%
John Deere Capital Corp., 4.75%, 1/20/28	253,000	258,464
John Deere Capital Corp., 4.85%, 10/11/29	59,000	60,985
		319,449
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	75,000	59,444
Comcast Corp., 6.50%, 11/15/35	80,000	92,111
Comcast Corp., 3.20%, 7/15/36	125,000	105,415
Comcast Corp., 3.75%, 4/1/40	180,000	154,759
Comcast Corp., 2.94%, 11/1/56	125,000	83,352
Fox Corp., 5.48%, 1/25/39	132,000	126,547
Paramount Global, 4.95%, 1/15/31	65,000	60,014
Paramount Global, 4.375%, 3/15/43	50,000	35,576
Time Warner Cable LLC, 4.50%, 9/15/42	170,000	130,714
		847,932
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	160,000	131,432
South32 Treasury Ltd., 4.35%, 4/14/32(3)	120,000	107,109
		238,541
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	150,000	136,590
Ameren Illinois Co., 3.85%, 9/1/32	70,000	66,264
Ameren Illinois Co., 5.90%, 12/1/52	38,000	42,533
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	83,058
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	82,609
Sempra Energy, 3.25%, 6/15/27	30,000	28,086
WEC Energy Group, Inc., 1.375%, 10/15/27	90,000	78,103
		517,243
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	13,000	12,604
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	35,000	28,045
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	48,000	45,032
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	110,000	83,785
Alexandria Real Estate Equities, Inc., 5.15%, 4/15/53	36,000	33,044
		202,510
Oil, Gas and Consumable Fuels — 0.6%
Aker BP ASA, 3.75%, 1/15/30(3)	150,000	135,568
BP Capital Markets America, Inc., 3.06%, 6/17/41	100,000	77,436

Cenovus Energy, Inc., 2.65%, 1/15/32	100,000	82,605
Continental Resources, Inc., 2.27%, 11/15/26(3)	107,000	95,125
Diamondback Energy, Inc., 6.25%, 3/15/33	120,000	126,890
Enbridge, Inc., 5.70%, 3/8/33	77,000	80,137
Energy Transfer LP, 5.75%, 2/15/33	121,000	124,055
Energy Transfer LP, 4.90%, 3/15/35	95,000	88,845
Enterprise Products Operating LLC, 4.85%, 3/15/44	94,000	87,356
Equinor ASA, 3.25%, 11/18/49	70,000	54,067
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	308,701	250,816
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	59,000	61,984
MPLX LP, 2.65%, 8/15/30	110,000	93,348
MPLX LP, 5.65%, 3/1/53	36,000	34,697
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	325,000	285,574
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	190,000	191,283
Shell International Finance BV, 2.375%, 11/7/29	120,000	106,512
Shell International Finance BV, 4.375%, 5/11/45	70,000	64,682
Western Midstream Operating LP, 6.15%, 4/1/33(4)	47,000	47,696
		2,088,676
Passenger Airlines†
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(3)	7	7
Personal Care Products — 0.1%
Kenvue, Inc., 5.10%, 3/22/43(3)	190,000	196,169
Kenvue, Inc., 5.05%, 3/22/53(3)	33,000	34,038
		230,207
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	155,000	139,816
Bristol-Myers Squibb Co., 2.55%, 11/13/50	113,000	75,719
Eli Lilly & Co., 4.875%, 2/27/53	115,000	119,044
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	270,000	257,362
Viatris, Inc., 4.00%, 6/22/50	28,000	18,448
Zoetis, Inc., 5.60%, 11/16/32	132,000	140,868
		751,257
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	110,000	80,900
Retail REITs†
Kimco Realty OP LLC, 4.60%, 2/1/33	40,000	37,550
National Retail Properties, Inc., 4.80%, 10/15/48	96,000	81,619
		119,169
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 5.70%, 2/10/53	82,000	83,782
Intel Corp., 3.20%, 8/12/61	157,000	104,051
		187,833
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35	95,000	83,075
Oracle Corp., 3.85%, 7/15/36	57,000	48,780
Oracle Corp., 3.60%, 4/1/40	155,000	120,442
		252,297
Specialized REITs — 0.1%
Crown Castle, Inc., 4.15%, 7/1/50	83,000	66,412
Equinix, Inc., 2.90%, 11/18/26	130,000	120,975
		187,387
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31	225,000	192,415
Lowe's Cos., Inc., 5.75%, 7/1/53	165,000	168,279
O'Reilly Automotive, Inc., 4.70%, 6/15/32	93,000	91,852
		452,546

Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	210,000	188,503
Dell International LLC / EMC Corp., 8.10%, 7/15/36	39,000	45,541
		234,044
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	78,000	76,304
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32	180,000	177,381
Essential Utilities, Inc., 2.70%, 4/15/30	130,000	112,507
		289,888
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 3.375%, 4/15/29	312,000	284,727
T-Mobile USA, Inc., 4.375%, 4/15/40	55,000	49,330
Vodafone Group PLC, 4.875%, 6/19/49	135,000	122,076
		456,133
TOTAL CORPORATE BONDS (Cost $31,870,443)		29,776,974
COLLATERALIZED LOAN OBLIGATIONS — 2.8%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 6.71%, (3-month LIBOR plus 1.90%), 10/27/33(3)	200,000	187,951
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.92%, (1-month SOFR plus 2.23%), 2/19/38(3)	183,000	181,032
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 6.42%, (3-month LIBOR plus 1.60%), 7/22/32(3)	275,000	267,579
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.34%, (1-month SOFR plus 1.51%), 2/15/35(3)	218,000	217,890
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 5.78%, (1-month LIBOR plus 1.10%), 5/15/36(3)	210,500	207,772
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 6.47%, (3-month LIBOR plus 1.65%), 4/22/31(3)	200,000	194,679
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 6.59%, (3-month LIBOR plus 1.80%), 1/15/29(3)	250,000	240,597
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.46%, (1-month LIBOR plus 1.70%), 6/16/36(3)	400,000	375,923
BDS Ltd., Series 2021-FL8, Class A, VRN, 5.68%, (1-month LIBOR plus 0.92%), 1/18/36(3)	304,888	297,805
BDS Ltd., Series 2021-FL8, Class C, VRN, 6.31%, (1-month LIBOR plus 1.55%), 1/18/36(3)	200,000	187,967
BDS Ltd., Series 2021-FL8, Class D, VRN, 6.66%, (1-month LIBOR plus 1.90%), 1/18/36(3)	150,000	141,247
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.83%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	197,785
BXMT Ltd., Series 2020-FL2, Class C, VRN, 6.51%, (1-month SOFR plus 1.76%), 2/15/38(3)	386,000	346,570
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.39%, (3-month LIBOR plus 1.60%), 7/15/30(3)	125,000	120,689
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.07%, (3-month LIBOR plus 2.20%), 8/14/30(3)	225,000	219,764
Carlyle US CLO Ltd., Series 2019-2A, Class A2R, VRN, 6.44%, (3-month LIBOR plus 1.65%), 7/15/32(3)	305,000	297,415
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 6.41%, (3-month LIBOR plus 1.60%), 7/20/32(3)	250,000	241,226
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, VRN, 6.41%, (3-month LIBOR plus 1.60%), 10/20/32(3)	175,000	169,216
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 6.35%, (3-month LIBOR plus 1.56%), 7/23/33(3)	275,000	267,953
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.03%, (3-month SOFR plus 2.40%), 1/20/33(3)	250,000	248,858
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.19%, (3-month LIBOR plus 1.40%), 11/22/33(3)	59,085	58,767
CFIP CLO Ltd., Series 2014-1A, Class AR, VRN, 6.14%, (3-month LIBOR plus 1.32%), 7/13/29(3)	166,161	166,209
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.27%, (1-month SOFR plus 2.58%), 8/17/37(3)	216,000	214,320
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.14%, (3-month LIBOR plus 1.35%), 1/18/31(3)	125,000	122,767
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.39%, (3-month LIBOR plus 1.60%), 7/18/30(3)	200,000	193,246
KKR CLO 30 Ltd., Series 2030A, Class BR, VRN, 6.39%, (3-month LIBOR plus 1.60%), 10/17/31(3)	275,000	265,916
KKR CLO Ltd., Series 2022A, Class A, VRN, 5.96%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	172,936
KREF Ltd., Series 2021-FL2, Class B, VRN, 6.36%, (1-month LIBOR plus 1.65%), 2/15/39(3)	300,000	286,196
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 6.44%, (3-month LIBOR plus 1.65%), 7/15/33(3)	375,000	363,784
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.21%, (1-month LIBOR plus 1.45%), 10/16/36(3)	350,000	334,634

Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.30%, (3-month LIBOR plus 1.50%), 7/19/30(3)	275,000	265,750
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.21%, (3-month LIBOR plus 1.40%), 7/20/29(3)	150,000	146,684
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 6.56%, (3-month SOFR plus 1.90%), 10/15/30(3)	250,000	243,956
Parallel Ltd., Series 2019-1A, Class BR, VRN, 6.61%, (3-month LIBOR plus 1.80%), 7/20/32(3)	300,000	287,391
PFP Ltd., Series 2021-8, Class C, VRN, 6.53%, (1-month LIBOR plus 1.80%), 8/9/37(3)	292,000	273,540
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.51%, (3-month LIBOR plus 1.70%), 1/20/32(3)	275,000	265,682
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 6.47%, (3-month LIBOR plus 1.65%), 4/25/31(3)	275,000	264,486
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.36%, (3-month LIBOR plus 1.57%), 10/18/30(3)	200,000	193,806
TSTAT Ltd., Series 2022-1A, Class B, VRN, 7.91%, (3-month SOFR plus 3.27%), 7/20/31(3)	200,000	197,638
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 7.01%, (3-month SOFR plus 2.35%), 4/15/34(3)	200,000	195,037
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 5.79%, (3-month LIBOR plus 0.98%), 7/20/30(3)	209,257	207,454
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,603,437)		9,330,117
ASSET-BACKED SECURITIES — 2.3%
321 Henderson Receivables VI LLC, Series 2010-1A, Class B, SEQ, 9.31%, 7/15/61(3)	155,027	158,289
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(3)	470,818	405,044
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(3)	200,000	176,730
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	226,000	195,912
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(3)	365,310	358,163
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(3)	297,000	278,631
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	247,999	215,449
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(3)	150,106	134,345
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	514,882	445,054
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	636,413	573,966
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(3)	335,893	315,143
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	300,000	258,544
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	400,000	341,208
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	414,000	369,857
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	75,422	68,797
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	185,355	158,492
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(3)	143,702	121,647
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	193,428	172,905
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	57,423	53,321
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(3)	386,279	336,925
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(3)	455,796	400,255
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(3)	385,789	334,359
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	600,000	512,614
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	200,000	178,383
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	150,000	127,480
Sabey Data Center Issuer LLC, Series 2021-1, Class A2, SEQ, 1.88%, 6/20/46(3)	155,000	136,362
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	67,230	62,027
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(3)	352,396	346,239
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(3)	228,000	202,797
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	38,396	37,176
TOTAL ASSET-BACKED SECURITIES (Cost $8,340,164)		7,476,114
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	789	718
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.35%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	129,263
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.80%, (1-month LIBOR plus 1.95%), 7/25/29(3)	117,276	116,895
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(3)	238,356	214,152

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	281	258
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(3)	94,158	79,280
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1, SEQ, VRN, 2.00%, 1/25/60(3)	126,939	108,990
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(3)	200,000	184,367
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.26%, (30-day average SOFR plus 2.70%), 10/25/33(3)	175,000	174,788
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(3)	359,242	326,843
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	84,527	70,509
Home RE Ltd., Series 2021-1, Class M1B, VRN, 6.40%, (1-month LIBOR plus 1.55%), 7/25/33(3)	61,568	61,491
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.41%, (30-day average SOFR plus 2.85%), 10/25/34(3)	150,000	150,974
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	29,072	26,646
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	62,126	55,646
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	239,381	204,141
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 5.60%, (1-month LIBOR plus 0.75%), 5/25/55(3)	216,667	214,523
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	302,706	238,881
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	5,923	5,322
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	137,987
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	78,522	67,707
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	94,227	81,288
Verus Securitization Trust, Series 2023-INV1, Class A2, VRN, 6.56%, 2/25/68(3)	223,629	223,492
		2,874,161
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2020-DNA5, Class M2, VRN, 7.36%, (30-day average SOFR plus 2.80%), 10/25/50(3)	91,276	92,353
FNMA, Series 2013-C01, Class M2, VRN, 10.10%, (1-month LIBOR plus 5.25%), 10/25/23	151,714	154,389
FNMA, Series 2014-C02, Class 2M2, VRN, 7.45%, (1-month LIBOR plus 2.60%), 5/25/24	27,023	27,235
FNMA, Series 2014-C04, Class 1M2, VRN, 9.75%, (1-month LIBOR plus 4.90%), 11/25/24	82,845	86,351
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.85%, (1-month LIBOR plus 3.00%), 10/25/29	40,000	41,021
		401,349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,547,426)		3,275,510
EXCHANGE-TRADED FUNDS — 0.8%
SPDR S&P 500 ETF Trust (Cost $2,738,082)	6,870	2,812,509
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	83,493
California State University Rev., 2.98%, 11/1/51	200,000	142,846
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	28,460
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	74,943
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	225,000	188,152
Houston GO, 3.96%, 3/1/47	25,000	22,255
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	28,053
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	220,343
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	157,186
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	20,953
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	82,603
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	105,012
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	45,000	51,658
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	75,128
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	30,566
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	40,726
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	68,654
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	48,186
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	27,672
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	31,477
State of California GO, 4.60%, 4/1/38	120,000	117,216

State of California GO, 7.55%, 4/1/39		70,000	90,805
State of California GO, 7.30%, 10/1/39		15,000	18,647
State of California GO, 7.60%, 11/1/40		20,000	26,386
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41		20,000	21,199
University of California Rev., 3.07%, 5/15/51		125,000	90,378
TOTAL MUNICIPAL SECURITIES (Cost $2,168,850)			1,892,997
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(3)		179,280	146,135
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(3)		282,000	221,366
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.08%, (1-month LIBOR plus 2.40%), 9/15/36(3)		400,000	369,256
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 6.80%, (1-month LIBOR plus 2.12%), 11/15/38(3)		373,000	348,240
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.62%, (1-month SOFR plus 2.79%), 11/15/27(3)		305,000	302,811
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,554,576)			1,387,808
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FHLMC, 6.25%, 7/15/32		400,000	477,167
FNMA, 0.75%, 10/8/27		600,000	526,596
Tennessee Valley Authority, 1.50%, 9/15/31		100,000	81,604
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,161,883)			1,085,367
AFFILIATED FUNDS — 0.2%
American Century Emerging Markets Bond ETF(5) (Cost $780,675)		21,000	796,320
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/35(6)	EUR	650,000	531,442
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		30,000	30,311
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		20,000	18,485
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $578,243)			580,238
BANK LOAN OBLIGATIONS(7) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.56%, (1-month LIBOR plus 1.75%), 3/15/28 (Cost $180,477)		180,320	180,193
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $6,036,625)		6,036,625	6,036,625
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $313,212,239)			335,845,301
OTHER ASSETS AND LIABILITIES — (0.9)%			(2,945,814)
TOTAL NET ASSETS — 100.0%			$332,899,487

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,607	USD	9,200	Goldman Sachs & Co.	6/15/23	$172
EUR	8,665	USD	9,228	Morgan Stanley	6/15/23	207
EUR	32,505	USD	35,272	JPMorgan Chase Bank N.A.	6/30/23	152
USD	13,802	EUR	12,799	Bank of America N.A.	6/15/23	(135)
USD	486,319	EUR	458,181	Goldman Sachs & Co.	6/15/23	(10,417)
USD	14,228	EUR	13,212	Goldman Sachs & Co.	6/15/23	(158)
USD	17,669	EUR	16,566	Goldman Sachs & Co.	6/15/23	(370)
USD	1,165,421	EUR	1,078,793	JPMorgan Chase Bank N.A.	6/30/23	(10,253)
USD	47,685	EUR	43,690	JPMorgan Chase Bank N.A.	6/30/23	72
						$(20,730)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	26	June 2023	$5,367,781	$(1,229)
U.S. Treasury 5-Year Notes	54	June 2023	5,913,422	66,309
U.S. Treasury 10-Year Notes	58	June 2023	6,665,469	(36,225)
U.S. Treasury 10-Year Ultra Notes	26	June 2023	3,149,656	87,645
U.S. Treasury Long Bonds	1	June 2023	131,156	936
U.S. Treasury Ultra Bonds	4	June 2023	564,500	(3,102)
			$21,791,984	$114,334
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$550,000	$264	$2,907	$3,171
CPURNSA	Receive	2.97%	10/14/23	$800,000	269	3,874	4,143
CPURNSA	Receive	2.97%	10/14/23	$800,000	270	3,873	4,143
					$803	$10,654	$11,457

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $739,370.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $24,883,048, which represented 7.5% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$196,257,180	$2,768,667	—
U.S. Government Agency Mortgage-Backed Securities	—	38,030,893	—
U.S. Treasury Securities	—	34,157,789	—
Corporate Bonds	—	29,776,974	—
Collateralized Loan Obligations	—	9,330,117	—
Asset-Backed Securities	—	7,476,114	—
Collateralized Mortgage Obligations	—	3,275,510	—
Exchange-Traded Funds	2,812,509	—	—
Municipal Securities	—	1,892,997	—
Commercial Mortgage-Backed Securities	—	1,387,808	—
U.S. Government Agency Securities	—	1,085,367	—
Affiliated Funds	796,320	—	—
Sovereign Governments and Agencies	—	580,238	—
Bank Loan Obligations	—	180,193	—
Short-Term Investments	6,036,625	—	—
	$205,902,634	$129,942,667	—
Other Financial Instruments
Futures Contracts	$154,890	—	—
Swap Agreements	—	$11,457	—
Forward Foreign Currency Exchange Contracts	—	603	—
	$154,890	$12,060	—
Liabilities
Other Financial Instruments
Futures Contracts	$40,556	—	—
Forward Foreign Currency Exchange Contracts	—	$21,333	—
	$40,556	$21,333	—

3. Investments in Affiliated Funds

A summary of transactions for each affiliated fund for the period ended March 31, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Emerging Markets Bond ETF	$788	—	—	$9	$796	21	—	$6
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.